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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 35
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Peter Neumeier          Carmel, California       2/14/08
   -------------------------------    -------------------   -------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                      Neumeier Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          56
                                        --------------------

Form 13F Information Table Value Total:        $232399
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------
    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COL. 6      COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                   OTHER
                                                      VALUE    SHARES/   SH/   PUT/   INVSTMNT     MANAGERS     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    NONE     SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
ACI Worldwide Inc.              COM        004498101     4764    250200                    250200             132800   117400
Advanced Energy
 Industries                     COM        007973100     3422    261600                    261600             140700   120900
Banco Stantander Chile          COM        05965X109      255      5000                      5000               5000        0
Bank of Hawaii
 Corporation                    COM        062540109     8138    159125                    159125              72200    86925
Blackrock, Inc.                 COM        09247X101      499      2300                      2300               2300        0
Burlington Northern, Inc.       COM        12189T104      591      7100                      7100               7100        0
CAE Inc.                        COM        124765108      429     32000                     32000              32000        0
Cal Dive International
 Inc.                           COM        12802T101     4691    354300                    354300             187100   167200
Camco International Ltd.        COM        G18708100       86    100000                    100000             100000        0
Canadian National Rail          COM        136375102      314      6700                      6700               6700        0
Casey's General Stores,
 Inc.                           COM        147528103     5560    187765                    187765             110650    77115
Colonial BancGroup Inc.         COM        195493309     7168    529425                    529425             245600   283825
Columbus McKinnon Corp.         COM        199333105     8147    249750                    249750             117800   131950
Dress Barn, Inc.                COM        261570105     2072    165600                    165600             116800    48800
Dynamic Materials Corp.         COM        267888105     4883     82900                     82900              55700    27200
Federated Investors Inc.        CLB        314211103     7294    177200                    177200              52800   124400
FTI Consulting                  COM        302941109    10178    165125                    165125              81800    83325
Harsco Corporation              COM        415864107      859     13400                     13400              13400        0
Holly Corporation               COM        435758305     7819    153650                    153650              70875    82775
Inspired Gaming Group PL        COM        G4836G109      274     56800                     56800              56800        0
IPC Holdings Ltd.               COM        G4933P101     6254    216643                    216643             103018   113625
Jack Henry & Associates
 Inc.                           COM        426281101     3722    152900                    152900              71350    81550
Jacobs Engineering Group        COM        469814107    11308    118270                    118270              60500    57770
JB Hunt Transport
 Services                       COM        445658107    10189    369850                    369850             109700   260150
Kaydon Corporation              COM        486587108     9505    174275                    174275              77100    97175
Kingspan Group PLC              COM        G52654103      325     21300                     21300              21300        0
Kirby Corporation               COM        497266106    11283    242750                    242750             125200   117550

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COL. 6      COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                   OTHER
                                                      VALUE    SHARES/   SH/   PUT/   INVSTMNT     MANAGERS     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    NONE     SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
Korn/Ferry International        COM        500643200     9218    489775                    489775             221400   268375
LMI Aerospace                   COM        502079106     7351    277300                    277300             147200   130100
Marten Transport Ltd.           COM        573075108     4537    325200                    325200             162500   162700
Natco Group Inc. - A            CLA        63227W203     3973     73375                     73375              33200    40175
National Bank of Greece         COM        633643408      348     25200                     25200              25200        0
National Oilwell Varco          COM        637071101      367      5000                      5000               5000        0
Park Electrochemical
 Corp.                          COM        700416209     9439    334250                    334250             149700   184550
Penwest Pharmaceuticals         COM        709754105     2687    459250                    459250             256100   203150
Platinum Underwriters           COM        G7127P100     2743     77125                     77125              35500    41625
RBC Bearings Inc.               COM        75524B104     3533     81300                     81300              44200    37100
SGL Carbon AG                   COM        D6949M108      346      6350                      6350               6350        0
Stantec Inc.                    COM        85472N109     9661    247600                    247600             119200   128400
Streettracks Gold Trust         ETF        863307104    10912    132325                    132325              13150   119175
Sulzer AG                       COM        H83580128      148       100                       100                100        0
Superior Energy Service         COM        868157108     6240    181300                    181300              94300    87000
Telvent GIT SA                  COM        E90215109      253      8900                      8900               8900        0
Teva Pharmaceutical             COM        881624209      720      1550                      1550              15500        0
Trading Emissions PLC           COM        G9006F104      134     50261                     50261              50261        0
UCBH Holdings, Inc.             COM        90262T308     7365    520150                    520150             244000   276150
Umeco PLC                       COM        G9188V109      423     34000                     34000              34000        0
Umicore                         COM        B95505119      491      1980                      1980               1980        0
Unibanco Brasileiros            COM        90458E107      415      2970                      2970               2970        0
Vossloh AG                      COM        D9494V101      306      2600                      2600               2600        0
Wabtec Corporation              COM        929740108     8309    241250                    241250             114700   126550
Watsco Inc.                     COM        942622200     2367     64400                     64400              28400    36000

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COL. 6      COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                   OTHER
                                                      VALUE    SHARES/   SH/   PUT/   INVSTMNT     MANAGERS     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    NONE     SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- -----
Weir Group PLC                  COM        G95248137      144      9000                      9000               9000        0
WestAmerica
 Bancorporation                 COM        957090103     3457     77600                     77600              46200    31400
Zebra Technologies Corp.        COM        989207105     6068    174875                    174875              79500    95375
Zumtobel AG                     COM        A989A1109      415     11400                     11400              11400        0